CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Thousands		Total	Total attributable to equity holders [Member]	Shareholders Contributions, Total Common Stock [Member]	Shareholders Contributions, Common Stock [Member]	Shareholders Contributions, Inflation Adjustment to Common Stock [Member]	Shareholders Contributions, Treasury Shares, Common Stock [Member] [2]	Shareholders Contributions, Treasury Shares, Inflation Adjustment to Common Stock [Member] [2]	Acquisition Cost of Treasury Shares [Member] [2]	Additional Paid-up Capital [Member] [3]	Retained Earnings, Accumulated Retained Earnings [Member]	Retained Earnings, Legal Reserve [Member]	Retained Earnings, Future Dividends Reserve [Member]	Retained Earnings, Future Capital Expenditures Reserve [Member]	Retained Earnings, Reserve for Capital Expenditures, Acquisition of Treasury Shares and/or Dividends [Member]	Retained Earnings, Subtotal [Member]	Non-Controlling Interests [Member]
Balance at beginning of period at Dec. 31, 2017	[1]	$ 52,942,623	$ 52,942,598	$ 39,094,059	$ 794,495	$ 38,299,564	$ 0	$ 0	$ 0	$ 0	$ 9,079,202	$ 1,361,748	$ 3,261,302	$ 146,287	$ 0	$ 13,848,539	$ 25
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Future dividends reserve		0	0	0	0	0				0	(7,881,993)	0	7,881,993	0	0	0	0
Dividends payment		(9,066,547)	(9,066,547)	0	0	0	0	0	0	0	0	0	(9,066,547)	0	0	(9,066,547)	0
Treasury shares purchase		(2,975,822)	(2,975,822)	(2,975,822)	(13,601)	(655,642)	13,601	655,642	(2,975,822)	0	0	0	0	0	0	0	0
Non-Controlling interests dividends payment		(13)	0	0	0	0				0	0	0	0	0	0	0	(13)
Comprehensive income for the year		23,907,996	23,907,988	0	0	0	0	0	0	0	23,907,988	0	0	0	0	23,907,988	8
Balance at end of period at Dec. 31, 2018	[1]	64,808,237	64,808,217	36,118,237	780,894	37,643,922	13,601	655,642	(2,975,822)	0	25,105,197	1,361,748	2,076,748	146,287	0	28,689,980	20
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal reserve		0	0	0	0	0	0	0	0	0	(1,255,479)	1,255,479	0	0	0	0	0
Dividends payment		(12,505,672)	(12,505,672)	0	0	0	0	0	0	0	(12,505,672)	0	0	0	0	(12,505,672)	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends		0	0	0	0	0	0	0	0	0	(12,462,575)	0	0	0	12,462,575	0	0
Derecognition of reserves		0	0	0	0	0	0	0	0	0	2,223,035	0	(2,076,748)	(146,287)	0	0	0
Treasury shares distribution		35,431	35,431	4,430,052	29,445	1,182,487	(29,445)	(1,182,487)	5,507,893	(1,077,841)	0	0	0	0	(4,394,621)	(4,394,621)	0
Dividends payment		(782,904)	(782,904)	0	0	0	0	0	0	0	0	0	0	0	(782,904)	(782,904)	0
Treasury shares purchase		(3,526,937)	(3,526,937)	(3,526,937)	(25,731)	(1,015,350)	25,731	1,015,350	(3,526,937)	0	0	0	0	0	0	0	0
Comprehensive income for the year		17,432,963	17,432,945	0	0	0	0	0	0	0	17,432,945	0	0	0	0	17,432,945	18
Balance at end of period at Dec. 31, 2019		65,461,118	65,461,080	37,021,352	784,608	37,811,059	9,887	488,505	(994,866)	(1,077,841)	18,537,451	2,617,227	0	0	7,285,050	28,439,728	38
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal reserve		0	0	0	0	0	0	0	0	0	(871,648)	871,648	0	0	0	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends		0	0	0	0	0	0	0	0	0	(24,950,853)	0	0	0	24,950,853	0	0
Derecognition of reserves		0	0	0	0	0	0	0	0	0	7,285,050	0	0	0	(7,285,050)	0	0
Treasury shares purchase		(2,720,657)	(2,720,657)	(2,720,657)	(31,847)	(1,523,331)	31,847	1,523,331	(2,720,657)	0	0	0	0	0	0	0	0
Non-Controlling interests dividends payment		(16)	0	0	0	0				0	0	0	0	0	0	0	(16)
Comprehensive income for the year		3,286,199	3,286,190	0	0	0	0	0	0	0	3,286,190	0	0	0	0	3,286,190	9
Balance at end of period at Dec. 31, 2020		$ 66,026,644	$ 66,026,613	$ 34,300,695	$ 752,761	$ 36,287,728	$ 41,734	$ 2,011,836	$ (3,715,523)	$ (1,077,841)	$ 3,286,190	$ 3,488,875	$ 0	$ 0	$ 24,950,853	$ 31,725,918	$ 31

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	As of December 31, 2020 and 2019 corresponds to 41,734,225 and 9,996,755 shares of par value Ps. 1 each, equivalent to 5.25% and 1.24% of the share capital, respectively. The acquisition cost of these shares amounted to Ps. 3,715,523 and 994,866, respectively. See Note 19.b) to the consolidated financial statements.
[3]	See Note 19.c).